Cover	Oct. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2025
Entity File Number	000-56352
Entity Registrant Name	Golkor Inc.
Entity Central Index Key	0001474558
Entity Tax Identification Number	87-2737873
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	323 Sunny Isles Blvd
Entity Address, Address Line Two	Suite 745
Entity Address, City or Town	Sunny Isles
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33160
City Area Code	786
Local Phone Number	590-5203
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false